CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
26.	CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
The Philippine subsidiaries
During the year ended December 31, 2018, 20,506,393 restricted shares under the MRP Share Incentive Plan were vested, which decreased Melco’s shareholding in MRP and the Company recognized a decrease of $573 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.
On October 31, 2018, MCO (Philippines) Investments Limited (“MCO Philippines Investments”), a subsidiary of Melco, conducted a voluntary tender offer (the “Tender Offer”) for up to 1,569,786,768 outstanding common shares of MRP held by the public, at a price of PHP7.25 (equivalent to $0.14) per share, for the purpose of increasing and consolidating its shareholding interest in MRP. The Tender Offer expired on November 29, 2018 and 1,338,477,668 outstanding common shares of MRP were tendered and acquired by MCO Philippines Investments at the offer price of PHP7.25 (equivalent to $0.14) per MRP share for a total amount of PHP9,703,963,000 (equivalent to $184,055) and were crossed (the “Cross Transaction”) over the facilities of the PSE on December 10, 2018. An additional 107,475,300 common shares of MRP were acquired by MCO Philippines Investments from December 6, 2018 until December 10, 2018 at a total consideration of PHP779,196,000 (equivalent to $14,779). After the Cross Transaction, MRP’s public ownership level fell below the 10% required threshold over the Minimum Public Ownership Rules of the PSE. As a result, the shares of MRP were automatically suspended for trading by the PSE on December 10, 2018. MRP was automatically delisted from the PSE on June 11, 2019, by reason of its public ownership remaining below the 10% minimum threshold prescribed under the PSE’s Rule on Minimum Public Ownership for a period of more than six months. The above transactions increased Melco’s shareholding in MRP and the Company recognized a decrease of $140,999 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.
During the year ended December 31, 2020 and 2019, certain transactions, which affected Melco’s shareholding in MRP, were carried out and the Company recognized decrease of $62 and $30 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of noncontrolling interests in MRP, respectively.
As a result of the Reverse Stock Split, only those stockholders of MRP who originally owned 500,000 MRP common shares with a par value of PHP1 (equivalent to $0.02)
per share (each an “Original Share”) and in multiples thereof immediately prior to the Reverse Stock Split would now own whole shares (each a “MRP Whole Share”) of stock of MRP. Other holders of the Original Shares could now only hold a fractional share of MRP (“MRP Fractional Share”). To facilitate the elimination of MRP Fractional Shares held by other stockholders of MRP, MPHIL Corporation (“MPHIL”), a subsidiary of Melco, offered to purchase the resulting MRP Fractional Shares at the purchase price to be calculated by multiplying the number of Original Shares represented by the relevant MRP Fractional Shares (which were equal to the number of Original Shares held by the relevant stockholder immediately prior to the Reverse Stock Split) by the price of
PHP7.25 (equivalent to $0.14)
per Original Share (“Fractional Share Elimination Plan”). A stockholder could also sell any MRP Whole Shares to MPHIL under the Fractional Share Elimination Plan. Any holder of MRP Fractional Shares and/or MRP Whole Shares may accept this offer during the two-year period commencing from June 5, 2020.
During the years ended December 31, 2020, 2019 and 2018, the total transfers to noncontrolling interests amounted to $62, $30 and $141,572, respectively, and in relation to transactions as described above.
The Company retains its controlling financial interest in MRP before and after the above transactions.
Studio City International
During the year ended December 31, 2018, Studio City International completed its initial public offering. In connection with its offering, Studio City International issued (i) 28,750,000 ADSs, representing 115,000,000 Class A ordinary shares, (ii) 800,376 Class A ordinary shares to Melco International to effect an assured entitlement distribution, pursuant to a concurrent private placement, and (iii) additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares, pursuant to the full exercise by the underwriters of the over-allotment option. The offering decreased Melco’s shareholding in Studio City International and the Company recognized a decrease of $31,845 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in Studio City International.
During July and August 2020, Studio City International
announced and
completed a series of private offers of its 72,185,488 Class A ordinary shares and 14,087,299 ADSs, representing 56,349,196 Class A ordinary shares, to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting $500,000, of which $219,198 was from noncontrolling interests. The private placements increased Melco’s shareholding in Studio City International and the Company recognized an increase of $42 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in Studio City International.
The Company retains its controlling financial interest in Studio City International before and after the above transactions.
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and Studio City International on its equity:

	Year Ended December 31,
	2020	2019	2018
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(1,263,492)	$373,173	$340,299

Transfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	(16)	(30)	—
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	(46)	—	(140,999)
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	—	—	(573)

Sub-total	(62)	(30)	(141,572)

Studio City International
Decrease in additional paid-in capital resulting from initial public offering	—	—	(31,845)
Increase in additional paid-in capital resulting from the private placements	42	—	—

Sub-total	42	—	(31,845)

Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(1,263,512)	$373,143	$166,882